Post-employment Benefits - Fair value plan assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Plan assets measured at fair value
Post-employment benefit liability (asset)	$ 771,468	$ 1,913,680	$ 2,080,651
Plan assets
Plan assets measured at fair value
Post-employment benefit liability (asset)	(505,765)	(1,270,685)	$ (1,195,749)
Plan assets | Recurring basis
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	21,685	115,185
Money market securities	255,588	726,781
Total investment assets	446,465
Cash management	59,300
Post-employment benefit liability (asset)	505,765	1,270,685
Plan assets | Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Mutual funds (fixed rate instruments)	21,685	115,185
Money market securities	255,588	726,781
Total investment assets	446,465
Post-employment benefit liability (asset)	446,465	1,270,685
Plan assets | Recurring basis | Trading equity securities - Common stock
Plan assets measured at fair value
Equity instruments	23,865	119,851
Plan assets | Recurring basis | Trading equity securities - Common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	23,865	119,851
Plan assets | Recurring basis | Other equity securities
Plan assets measured at fair value
Equity instruments	145,327	308,868
Plan assets | Recurring basis | Other equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets measured at fair value
Equity instruments	$ 145,327	$ 308,868